Disclosure of detailed information about inventories (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Finished goods	$ 230,315	$ 256,185
Raw materials and supplies	3,438,086	3,724,058
Inventory (Notes 6 and 7)	$ 3,668,401	$ 3,980,243